Intangible Assets (Details) - Grown Rogue Unlimited LLC [Member] - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
IfrsStatementLineItems [Line Items]
Intangible assetsl, beginning	$ 39,373
Additions	44,363	39,373
Intangible assetsl, ending	83,736	39,373
Accumulated Amortization, beginning
Additions
Amortization for the period	18,762
Accumulated Amortization, ending	18,762
Net Book Value	64,974	39,373
Website [Member]
IfrsStatementLineItems [Line Items]
Intangible assetsl, beginning	29,405
Additions	41,971	29,405
Intangible assetsl, ending	71,376	29,405
Accumulated Amortization, beginning
Additions
Amortization for the period	15,862
Accumulated Amortization, ending	15,862
Net Book Value	55,514	29,405
Branding [Member]
IfrsStatementLineItems [Line Items]
Intangible assetsl, beginning	9,968
Additions	2,392	9,968
Intangible assetsl, ending	12,360	9,968
Amortization for the period	2,900
Accumulated Amortization, ending	2,900
Net Book Value	$ 9,460	$ 9,968